Financial assets available for sale (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturity
Financial assets available for sale	R$ 159,412,722	R$ 113,118,554
Due within one year
Maturity
Financial assets available for sale	31,167,067	11,905,872
From 1 to 5 years
Maturity
Financial assets available for sale	83,816,085	60,251,675
From 5 to 10 years
Maturity
Financial assets available for sale	16,363,350	18,994,970
Over 10 years
Maturity
Financial assets available for sale	17,028,413	12,148,476
No stated maturity
Maturity
Financial assets available for sale	11,037,807	9,817,561
Amortized cost
Maturity
Financial assets available for sale	159,182,636	114,294,460
Amortized cost | Due within one year
Maturity
Financial assets available for sale	31,635,369	12,690,168
Amortized cost | From 1 to 5 years
Maturity
Financial assets available for sale	83,579,399	60,071,806
Amortized cost | From 5 to 10 years
Maturity
Financial assets available for sale	16,004,079	19,677,065
Amortized cost | Over 10 years
Maturity
Financial assets available for sale	16,660,955	11,888,549
Amortized cost | No stated maturity
Maturity
Financial assets available for sale	R$ 11,302,834	R$ 9,966,872